AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 18, 2016

FILE NO. 033-02610

FILE NO. 811-04550

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 130	☒

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 133

THE MAINSTAY FUNDS

(exact name of registrant as specified in charter)

51 MADISON AVENUE, NEW YORK, NEW YORK 10010

(address of principal executive office)

REGISTRANT’S TELEPHONE NUMBER: (212) 576-7000

Copy to:

J. Kevin Gao, Esq. MainStay Funds Trust 169 Lackawanna Avenue Parsippany, NJ 07054	Thomas C. Bogle, Esq. Corey F. Rose, Esq. Dechert LLP 1900 K Street, NW Washington, DC 20006

(NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b)(1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and that it has duly caused this Post-Effective Amendment No. 130 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany in the State of New Jersey, on the 18th day of March, 2016.

THE MAINSTAY FUNDS

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 130 to the Registration Statement has been signed below by the following persons in the capacities indicated on March 18, 2016.

SIGNATURE	TITLE

/s/ Stephen P. Fisher	President and Principal Executive Officer
Stephen P. Fisher

/s/ Peter Meenan*	Trustee and Chairman of the Board
Peter Meenan

/s/ Christopher O. Blunt*	Trustee
Christopher O. Blunt

/s/ David H. Chow*	Trustee
David O. Chow

/s/ Susan B. Kerley*	Trustee
Susan B. Kerley

/s/ Alan R. Latshaw*	Trustee
Alan R. Latshaw

/s/ Richard H. Nolan, Jr.*	Trustee
Richard H. Nolan, Jr.

/s/ Jacques P. Perold*	Trustee
Jacques P. Perold

/s/ Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ John A. Weisser*	Trustee
John A. Weisser

/s/ Jack R. Benintende	Treasurer and Principal Financial
Jack R. Benintende	and Accounting Officer

*By:	/s/ J. Kevin Gao
J. Kevin Gao
As Attorney-in-Fact

*	PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase